Contingencies and Certain Commitments (Action In Which We Are the Plaintiff) (Details)	1 Months Ended													3 Months Ended
	Jun. 30, 2018 Patents	Feb. 28, 2018 Patents	Jan. 31, 2018 Patents	Dec. 31, 2017 Patents	Oct. 31, 2017 Patents	Sep. 30, 2017 Patents	Jul. 31, 2017 Patents	Mar. 31, 2017 Patents	Feb. 28, 2017 Patents	Aug. 31, 2016 Patents	Jul. 31, 2016 Patents	Jan. 31, 2016 Patents	Jun. 30, 2015 Patents	Apr. 30, 2017 Defendant Patents
Patent Infringement [Member] | Judicial Ruling [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon	1
Bosulif [Member] | Wyeth Versus Sun [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon						2
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon													4
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon			1
Number of patents found not infringed upon			3
Precedex Premix [Member] | Hospira Versus Par [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon										4
Precedex Premix [Member] | Hospira Versus Gland [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon		4
Number of patents found not infringed upon				6
Precedex Premix [Member] | Hospira Versus Hengrui [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon		4
Number of patents found not infringed upon				6
Precedex Premix [Member] | Hospira Versus Baxter [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon		4
Number of patents due to expire in 2019		1
Number of patents due to expire in 2032		3
Xeljanz [Member] | Pfizer Versus MicroLabs [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon									3
Xeljanz [Member] | Pfizer Versus Zydus [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon								3
Xeljanz [Member] | Pfizer Versus Prinston and Breckenridge [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon								2
Xeljanz [Member] | Pfizer Versus Breckenridge [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon					4
Number of patents allegedly infringed upon due to expire in December 2020					3
Number of patents allegedly infringed upon due to expire in December 2025					1
Toviaz [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Judicial Ruling [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon							5
Toviaz [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon											5	5
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon												3
Eliquis [Member] | Pfizer and BMS Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon														3
Number of defendants | Defendant														25